TREASURY OBLIGATIONS MONEY MARKET FUND

BOND FUND

STOCK FUND

INCOME FUND

(Portfolios of SouthTrust Vulcan Funds)

--------------------------------------------------------------------------------
Supplement to the Prospectus dated June 30, 1997

         The following is a supplement to your combined prospectus dated June 30, 1997. We're providing it to advise you of a change in the name of the Funds' investment adviser. You should note that, notwithstanding the name change, there have been no changes in portfolio managers of any of the Funds.

         Effective June 2, 1997, the name of the Adviser has been changed from SouthTrust Bank of Alabama, N.A. to SouthTrust Bank, N.A. Accordingly, all references to SouthTrust Bank of Alabama, N.A. in the Prospectus will be deemed to refer instead to SouthTrust Bank, N.A.

                                                                   July 30, 1997

[GRAPHIC OMITTED]

        Cusip 844734103
        Cusip 844734202
        Cusip 844734301
        Cusip 844734400
        G01341-06 (7/97)                                      STH707059
                                                               [GRAPHIC OMITTED]







TREASURY OBLIGATIONS MONEY MARKET FUND

BOND FUND

STOCK FUND

INCOME FUND

(Portfolios of SouthTrust Vulcan Funds)

--------------------------------------------------------------------------------
Supplement to the Statement of Additional Information dated June 30, 1997

         The following is a supplement to your combined Statement of Additional Information dated June 30, 1997. We're providing it to advise you of a change in the name of the Funds' investment adviser. You should noted that, notwithstanding the name change, there have been no changes in portfolio managers of any of the Funds.

         Effective June 2, 1997, the name of the Adviser has been changed from SouthTrust Bank of Alabama, N.A. to SouthTrust Bank, N.A. Accordingly, all references to SouthTrust Bank of Alabama, N.A. in the Statement of Additional Information will be deemed to refer instead to SouthTrust Bank, N.A.

                                                                   July 30, 1997

[GRAPHIC OMITTED]

        Cusip 844734103
        Cusip 844734202
        Cusip 844734301
        Cusip 844734400
        G01341-07 (7/97)                           STH707059